Related party transactions and Directors' remuneration - Group's financial statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Total income	£ 15,408	£ 15,778	£ 14,151
Operating expenses	(10,039)	(9,459)	(9,982)
Total assets	1,061,778	1,059,731	£ 876,700
Total liabilities	1,005,291	1,006,021
Parent
Disclosure of transactions between related parties [line items]
Total income	(611)	(606)
Operating expenses	(64)	(62)
Total assets	6,491	6,803
Total liabilities	32,141	25,819
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Total income	20	41
Operating expenses	(3,195)	(2,937)
Total assets	909	1,917
Total liabilities	3,962	3,954
Associates
Disclosure of transactions between related parties [line items]
Total income	0	0
Operating expenses	0	0
Total assets	0	0
Total liabilities	177	66
Pension funds
Disclosure of transactions between related parties [line items]
Total income	3	3
Operating expenses	(1)	(1)
Total assets	3	4
Total liabilities	£ 81	£ 69